Trillium ESG Global Equity Fund (the “Global Equity Fund”) Retail: PORTX Institutional: PORIX
Trillium ESG Small/Mid Cap Fund (the “SMID Cap Fund”) Institutional: TSMDX *Retail Class Ticker: TBD *Shares are not available at this time
Supplement dated May 21, 2021 to the
Statement of Additional Information (“SAI”) dated October 31, 2020

The Dollar Range information under the section entitled “Portfolio Managers” on page 32, of the Funds’ SAI is updated to reflect corrected information for Mr. Matthew Patsky. Accordingly, the following information hereby replaces the information for Mr. Patsky in the section entitled “Portfolio Managers” on page 32 of the SAI:
PORTFOLIO MANAGERS

Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000, Over $1,000,000)
	Global Equity Fund	SMID Fund
Matthew Patsky(1)	$100,001 - $500,000	$100,001 - $500,000
(1) Mr. Patsky information is as of March 31, 2021.
* * * * *
Please retain this Supplement with your SAI.